Submission	Oct. 14, 2025
Submission [Line Items]
Central Index Key	0001951222
Registrant Name	SEALSQ Corp
Registration File Number	001-41709
Form Type	F-3
Submission Type	F-3MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A